Organization and Description of Business (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2008	Dec. 31, 2013	May 01, 2013	Dec. 31, 2012	Jan. 04, 2001
Details
Shares issued for assets acquired		10,000,000
Entity Incorporation, Date of Incorporation	Jan. 04, 2001
Common Stock, shares authorized	800,000,000		800,000,000	800,000,000	800,000,000	300,000,000
Common Stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	80,000,000		80,000,000	80,000,000	80,000,000	30,000,000
Preferred Stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001